Accrued expenses and other current liabilities	6 Months Ended
Mar. 31, 2024
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

Note 14 – Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	March 31,	September 30,
	2024	2023
	(unaudited)
Advances from third parties	$1,459,773	$-
Payroll payable	411,381	528,902
Interest payable	269,787	157,801
Accrued expenses	157,570	473,837
Accrued expenses and other current liabilities	$2,298,511	$1,160,540

Advances from third parties are unsecured with no interest and are repayable on demand.